Long-term investments - Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Long-Term Investments [Abstract]
Equity method investments	¥ 252,407		¥ 284,536
Equity securities	48,580		69,319
Total long-term investments	¥ 300,987	$ 42,393	¥ 353,855